Leases (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Leases [Abstract]
Schedule of lease obligations
Twelve Months Ending September 30,	Operating Lease Amount

2021	$232,057
2022	111,446
Total lease payments	343,503
Less: Interest	(23,873)
Present value of lease liabilities	$319,630

Twelve Months Ending June 30,	Operating Lease Amount

2021	$214,062
2022	135,771
2023	18,382
Total lease payments	368,215
Less: Interest	(31,125)
Present value of lease liabilities	$337,090